CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,651)	$ (9,547)	$ (3,878)	$ (88,150)
(Gain) loss on sale of mortgage servicing rights	(100)		(160)	6,547
Change in fair value of mortgage servicing rights	(55)	(1)	126	21,962
Gain on sale of mortgage loans	(18,607)	(34,304)	(66,086)	(35,193)
Change in fair value of mortgage loans held-for-sale	7,482	597	(3,395)	15,955
Change in fair value of derivatives lending, net	2,558	3,095	4,076	7
Change in provision for repurchases	2,433	(212)	111	5,227
Origination of mortgage loans held-for-sale			(2,903,454)	(2,746,893)
Sale and principal reduction on mortgage loans held-for-sale	892,710	1,506,802	2,828,344	3,381,758
Gain from trust REO		(1,559)	(111)	(7,393)
Change in fair value of net trust assets, excluding trust REO	(9,248)	5,373	(6,471)	13,081
Change in fair value of long-term debt	(3,622)	(2,442)	(2,098)	(1,899)
Accretion of interest income and expense	6,288	28,221	50,751	65,524
Amortization of debt issuance costs and discount on note payable				4
Stock-based compensation	397	442	884	702
Accretion of interest expense on corporate debt				242
Loss on disposal of premises and equipment			99
Net change in other assets	4,569	77	2,307	18,289
Net change in other liabilities	(7,209)	(5,126)	(5,559)	(15,918)
Net cash provided by (used in) operating activities	252,879	30,074	(104,514)	633,852
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in securitized mortgage collateral	72,889	308,189	160	14,716
Investment in corporate-owned life insurance	108	(224)
Purchase of premises and equipment	(893)	(23)	7,703	21,977
Proceeds from the sale of trust REO		4,421	599,981	460,260
Net cash provided by investing activities	109,604	312,363
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of MSR financing			(2,640,818)	(3,200,268)
Borrowings under MSR financing			2,774,425	2,650,637
Repayment of warehouse borrowings	(833,320)	(1,436,116)	(654,073)	(518,594)
Borrowings under warehouse agreements	585,576	1,432,348	458	1,812
Repayment of securitized mortgage borrowings	(78,818)	(342,581)		(5,000)
Repayment of convertible notes	(5,000)			(125)
Net change in liabilities related to corporate owned life insurance	234	225	1
Issuance of restricted stock	2	1		46
Retirement of restricted stock			(520,007)	(1,071,492)
Net cash used in financing activities	(331,326)	(346,123)
Net change in cash, cash equivalents and restricted cash	31,157	(3,686)
Cash, cash equivalents and restricted cash at end of period	66,369	56,066
SUPPLEMENTARY INFORMATION:
Interest paid			7,976	10,922
Taxes (paid) refunded, net			$ 536	2,094
NON-CASH TRANSACTIONS
Transfer of securitized mortgage collateral from trust REO				10,757
Mortgage servicing rights retained from issuance of mortgage backed securities and loan sales	$ 46	$ 213		242
Recognition of corporate-owned life insurance cash surrender value (included in Other assets)				125
Recognition of corporate-owned life insurance trusts (included in Other liabilities)				$ 125